Nature of Business (Details Textual)	1 Months Ended		12 Months Ended
	Sep. 26, 2018 USD ($) $ / shares shares	Oct. 20, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Oct. 20, 2017 £ / shares
Nature Of Business [Line Items]
Stock Issued During Period, Shares, New Issues | shares		348,000,000
Stock Issued During Period, Value, New Issues		$ 17,400,000	$ 891,232	$ 15,671,881
Sale of Stock, Price Per Share | $ / shares		$ 5.00
Payments of Stock Issuance Costs		$ 1,700,000
Retained Earnings (Accumulated Deficit)			(126,803,647)	(110,336,867)
Cash and Cash Equivalents, at Carrying Value			5,446,138	28,106,671
Net Cash Provided by (Used in) Operating Activities			(22,580,240)	(31,598,709)	$ (24,624,535)
Net Income (Loss) Attributable to Parent			$ (16,466,780)	$ (35,399,257)	$ (18,140,997)
Common Stock, Par or Stated Value Per Share | (per share)			$ 0.01	$ 0.01		£ 0.01
Aspire Capital Fund LLC [Member]
Nature Of Business [Line Items]
Stock Issued During Period, Shares, New Issues | shares	30,000,000
Sale of Stock, Price Per Share | $ / shares	$ 0.02
Proceeds from Issuance or Sale of Equity	$ 20,000,000
Sale of Stock, Number of Shares Issued in Transaction | shares	25,000,000
American Depositary Share [Member]
Nature Of Business [Line Items]
Stock Issued During Period, Shares, New Issues | shares		3,480,000
Sale of Stock, Price Per Share | $ / shares	$ 2.00